Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	96,650,097		96,650,097		96,650,097
Redeemable Convertible Preferred Stock Outdtanding	44,494,703		44,494,703		16,498,279
Redeemable Convertible Preferred Stock Carrying Value	$ 173,347	[1]	$ 173,347	[2]	$ 64,020	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 173,347		$ 173,347		$ 64,020
Series Seed Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	5,032,238		5,032,238		5,032,238
Redeemable Convertible Preferred Stock Outdtanding	2,020,309		2,020,309		868,054
Redeemable Convertible Preferred Stock Carrying Value	$ 698	[1]	$ 698	[2]	$ 300	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 698		$ 698		$ 300
Series A Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	15,174,130		15,174,130		15,174,130
Redeemable Convertible Preferred Stock Outdtanding	4,573,935		4,573,935		2,378,753
Redeemable Convertible Preferred Stock Carrying Value	$ 3,183	[1]	$ 3,183	[2]	$ 1,655	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 3,183		$ 3,183		$ 1,655
Series B Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	18,392,046		18,392,046		18,392,046
Redeemable Convertible Preferred Stock Outdtanding	12,234,661		12,234,661		1,716,987
Redeemable Convertible Preferred Stock Carrying Value	$ 8,442	[1]	$ 8,442	[2]	$ 1,185	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 8,442		$ 8,442		$ 1,185
Series C Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	13,722,052		13,722,052		13,722,052
Redeemable Convertible Preferred Stock Outdtanding	10,211,548		10,211,548		3,091,485
Redeemable Convertible Preferred Stock Carrying Value	$ 48,661	[1]	$ 48,661	[2]	$ 14,732	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 48,661		$ 48,661		$ 14,732
Series D Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	4,707,494		4,707,494		4,707,494
Redeemable Convertible Preferred Stock Outdtanding	3,990,707		3,990,707		331,145
Redeemable Convertible Preferred Stock Carrying Value	$ 41,673	[1]	$ 41,673	[2]	$ 3,458	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 41,673		$ 41,673		$ 3,458
Series D Exchange Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	4,707,494		4,707,494		4,707,494
Redeemable Convertible Preferred Stock Outdtanding	239,405		239,405		239,405
Redeemable Convertible Preferred Stock Carrying Value	$ 2,500	[1]	$ 2,500	[2]	$ 2,500	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 2,500		$ 2,500		$ 2,500
Series D 1 Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	3,935,839		3,935,839		3,935,839
Redeemable Convertible Preferred Stock Outdtanding	3,662,318		3,662,318		310,630
Redeemable Convertible Preferred Stock Carrying Value	$ 30,595	[1]	$ 30,595	[2]	$ 2,595	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 30,595		$ 30,595		$ 2,595
Series D 1 Exchange Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	3,935,839		3,935,839		3,935,839
Redeemable Convertible Preferred Stock Outdtanding	0		0		0
Redeemable Convertible Preferred Stock Carrying Value	$ 0	[1]	$ 0	[2]	$ 0	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 0		$ 0		$ 0
Series D 2 Shadow Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Line Items]
Redeemable Convertible Preferred Stock Authorised	27,042,965		27,042,965		27,042,965
Redeemable Convertible Preferred Stock Outdtanding	7,561,820		7,561,820		7,561,820
Redeemable Convertible Preferred Stock Carrying Value	$ 37,595	[1]	$ 37,595	[2]	$ 37,595	[3]
Redeemable Convertible Preferred Stock Liquidation Preference	$ 37,595		$ 37,595		$ 37,595

[1]	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution
[2]	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution
[3]	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution